Condensed Statements of Change in Stockholders’ Equity (Deficit) and Redeemable Common Stock - USD ($)		Common Stock Subject to Possible Redemption	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Mar. 17, 2021
Balance (in Shares) at Mar. 17, 2021
Issuance of common stock to founders for cash	[1]		$ 144	24,856		25,000
Issuance of common stock to founders for cash (in Shares)	[1]		1,437,500
Net loss					(495)	(495)
Balance at Apr. 12, 2021			$ 144	24,856	(495)	24,505
Balance (in Shares) at Apr. 12, 2021			1,437,500
Balance at Mar. 18, 2021
Balance (in Shares) at Mar. 18, 2021
Issuance of common stock to founders for cash			$ 144	24,856		25,000
Issuance of common stock to founders for cash (in Shares)			1,437,500
Net loss					(495)	(495)
Balance at Apr. 12, 2021			$ 144	24,856	(495)	24,505
Balance (in Shares) at Apr. 12, 2021			1,437,500
Net loss					(30,939)	(30,939)
Balance at Jun. 30, 2021			$ 144	24,856	(31,434)	(6,434)
Balance (in Shares) at Jun. 30, 2021			1,437,500
Net loss					(245,301)	(245,301)
Sale of 5,733,920 Units, net of underwriting discounts and offering costs		$ 50,589,849
Sale of 5,733,920 Units, net of underwriting discounts and offering costs (in Shares)		5,733,920
Sale of 294,598 Private Units			$ 29	2,945,951		2,945,980
Sale of 294,598 Private Units (in Shares)			294,598
Private Warrant liability				(176,759)		(176,759)
Public Warrant allocation				3,201,884		3,201,884
Accretion of common stock to redemption value		$ 602,401		(602,401)		(602,401)
Accretion of common stock to redemption value (in Shares)
Forfeiture of founder’s shares
Forfeiture of founder’s shares (in Shares)			(4,020)
Balance at Sep. 30, 2021		$ 51,192,250	$ 173	$ 5,393,530	$ (276,735)	$ 5,116,968
Balance (in Shares) at Sep. 30, 2021		5,733,920	1,728,078

[1]	Includes up to 187,500 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (See Note 7).